REVENUE (Narratives) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUE [Abstract]
Percentage of revenue generated from products subject to government pricing controls	12.20%	31.00%	31.00%
Percentage of revenue by customers	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2013, 2014 and 2015.